Other Income/Expenses	12 Months Ended
Dec. 31, 2018
Other Income/Expenses

Gain/Loss on Extinguishment of Debt

For the year ended December 31, 2018, the Company recorded a net loss on extinguishment of debt of $191,138 related to the settlement of convertible notes payable. During the year ended and six months ended December 31, 2017, the Company recorded a net gain on extinguishment of debt of $1,200,092 related to the settlement of convertible notes payable. There was no gain or loss on the extinguishment of debt during the six months ended December 31, 2016.

Gain on Change in Redemption Value of Series C Preferred Stock

During the year ended December 31, 2017, the Company recorded a gain of $834,242 on the change in redemption value of Series C Preferred Stock related to the valuation of these shares. There was no change in redemption value for the year ended December 31, 2018 as the Series C Preferred Stock was cancelled in October 2017 as part of a legal settlement with the holder. There was no change in redemption value for six months ended December 31, 2016.

Gain on Lawsuit Judgment and Legal Settlement

In August 2018, the Company recorded a $654,289 gain related to the lawsuit judgment the Company received against Jerry Grisaffi, our former Chairman of the Board. The Company de-recognized two notes payable to Mr. Grisaffi, plus accrued interest, in the amount of $418,865, and de-recognized the related derivative liability of $235,424.

In September 2018, the Company executed a settlement with Statewide Beverage and recorded a gain on legal settlement of $34,435. As part of the settlement, the Company received 1,818,180 of its common shares that had previously been issued to the owners of Statewide Beverage and cancelled them. The Company also recorded the extinguishment of liabilities that had been recorded at the time of the sale of product to Statewide Beverage in 2016.

In November 2018, the Company recorded a gain related to the lawsuit judgment the Company received against LSW in the amount of $1,000 related to a court order to void the Series A Preferred Stock initially issued to the Company’s former Chairman of the Board and later purchased by LSW. The $1,000 gain represents the par value of the 1,000,000 shares cancelled.